CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($)	Total	Ordinary share [Member]	Additional paid-in capital [Member]	Statutory reserves [Member]	Retained earnings (accumulated losses) [Member]	Accumulated other comprehensive Loss [Member]
Balance at Jun. 30, 2016	$ 43,502,092	$ 962	$ 45,540,719	$ 7,180,500	$ (6,962,585)	$ (2,257,504)
Balance (in shares) at Jun. 30, 2016		9,618,852
Issuance shares for professional services	2,418,688	$ 144	2,418,544	0	0	0
Issuance shares for professional services (in shares)		1,442,827
Net loss for the year	(28,427,244)	$ 0	0	0	(28,427,244)	0
Foreign currency translation adjustment	(1,881,886)	0	0	0	0	(1,881,886)
Balance at Jun. 30, 2017	15,611,650	$ 1,106	47,959,263	7,180,500	(35,389,829)	(4,139,390)
Balance (in shares) at Jun. 30, 2017		11,061,679
Issuance shares for professional services	872,000	$ 80	871,920	0	0	0
Issuance shares for professional services (in shares)		800,000
Issuance shares for placement	1,176,307	$ 180	1,176,127	0	0	0
Issuance shares for placement (in shares)		1,798,635
Cancellation for escrow shares	0	$ (100)	100	0	0	0
Cancellation for escrow shares (in shares)		(1,000,000)
Cancellation for dividend payable	35,000,000	$ 0	0	0	35,000,000	0
Net loss for the year	(13,335,731)	0	0	0	(13,335,731)	0
Foreign currency translation adjustment	3,057,536	0	0	0	0	3,057,536
Balance at Dec. 31, 2017	$ 42,381,762	$ 1,266	$ 50,007,410	$ 7,180,500	$ (13,725,560)	$ (1,081,854)
Balance (in shares) at Dec. 31, 2017		12,660,314